Loans and Leases Held for Investment, Net Covered Loans and Leases Recorded Investment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	$ 727,708	$ 841,146	$ 1,156,430
Residential Mortgage
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	71,153	74,580	87,771
Commercial and Commercial Real Estate
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	513,867	569,014	706,608
Lease financing receivables
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	122,633	176,125	334,234
Home Equity Line of Credit
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	18,150	19,082	23,236
Consumer And Credit Card
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	1,905	2,345	4,581
Bank Of Florida
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	605,075	665,021	822,196
Bank Of Florida | Residential Mortgage
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	71,153	74,580	87,771
Bank Of Florida | Commercial and Commercial Real Estate
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	513,867	569,014	706,608
Bank Of Florida | Lease financing receivables
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Bank Of Florida | Home Equity Line of Credit
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	18,150	19,082	23,236
Bank Of Florida | Consumer And Credit Card
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	1,905	2,345	4,581
Tygris
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	122,633	176,125	334,234
Tygris | Residential Mortgage
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Tygris | Commercial and Commercial Real Estate
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Tygris | Lease financing receivables
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	122,633	176,125	334,234
Tygris | Home Equity Line of Credit
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Tygris | Consumer And Credit Card
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	$ 0	$ 0	$ 0